Stock Based Compensation Plans: (Details 3)	3 Months Ended
Mar. 31, 2015
Stock Based Compensation Plans Details [Abstract]
Risk free interest rate	0.70%
Expected term	2 years
Expected volatility	39.00%
Dividend yield	0.00%